Commitments - Schedule of Components of Lease Expense (Details) (10-Q) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Oct. 31, 2018	Apr. 30, 2019	Apr. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost (cost resulting from lease payments)			$ 15,362
Operating lease expense		$ 7,681	$ 15,362